INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Deferred tax assets
Share issuance costs and financing fees	$ 4,764	$ 262,726
Allowable capital losses	132,986	139,182
Non-capital losses	4,699,606	4,376,843
Intangible assets	85,843	98,394
Right of use assets and lease liabilities, net	73,247	53,248
Reclamation obligation	14,219	14,923
Derivative liability	64,719	271,719
Inventories	36,797	0
Convertible promissory note	312,190	345,989
Total deferred tax assets	5,424,371	5,563,024
Valuation allowance	(5,311,368)	(5,510,216)
Total net deferred tax assets	113,003	52,808
Deferred tax liabilities
Property and equipment	(89,641)	(86,366)
Net deferred tax (liability) asset	$ 23,362	$ (33,558)